Total
Ninety One Emerging Markets Equity Fund
Ninety One Emerging Markets Equity Fund
Investment Objective
The Ninety One Emerging Markets Equity Fund (the “Fund”) seeks long-term capital growth.
Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus and, (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	Ninety One Emerging Markets Equity Fund A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ninety One Emerging Markets Equity Fund		I Shares	A Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.54%	0.52%
Total Annual Fund Operating Expenses		1.29%	1.52%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.44%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.85%	1.10%
[1]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ninety One Emerging Markets Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	87	366	665	1,518
A Shares	681	989	1,319	2,250

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, such as shares of exchange-traded funds (“ETFs”), that have economic characteristics similar to such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks, but may also include preferred stock, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”). The Fund may invest in securities of companies with any market capitalization. The Fund typically invests in securities of approximately 70-100 companies.

Emerging market countries are countries that (i) major international financial institutions, such as the International Monetary Fund and the World Bank, consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe or (ii) are represented in the MSCI Emerging Markets Index, the Fund’s benchmark index. Emerging market countries can include every nation whose market is not included in the MSCI World Index. The current MSCI World Index includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US.

The Fund considers a company to be an emerging market company if: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular company could be deemed to be located in more than one country. A company that is deemed to be located in both an emerging market country and a non-emerging market country may be considered by the Fund to be an emerging market company.

From time to time, the Fund may invest a significant amount of its assets in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may also invest in China through H Shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange.

In selecting investments to buy for the Fund, the Adviser combines a proprietary screening process with a fundamental research process to seek to identify high quality, attractively valued companies with improving operating performance that are receiving increasing investor attention as evidenced by stock price momentum which the Adviser measures by analyzing current stock price as compared to longer term moving averages of such stock price. The Adviser may sell a stock if the investment case is no longer valid, the stock reaches its fair value or the Adviser identifies a better investment opportunity.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund (in alphabetical order after the first five risks) are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.

BEST QUARTER	WORST QUARTER
18.11%	(25.16)%
(12/31/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for I Shares only. After tax returns for A Shares will vary.

Returns after taxes on distribution and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - Ninety One Emerging Markets Equity Fund	1 Year	Since Inception	Inception Date
I Shares	(0.77%)	9.32%	Nov. 28, 2018
I Shares | After Taxes on Distributions	(2.52%)	8.37%	Nov. 28, 2018
I Shares | After Taxes on Distributions and Sales	0.91%	7.26%	Nov. 28, 2018
A Shares	(6.71%)	7.00%	Nov. 28, 2018
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))	(2.54%)	9.75%	Nov. 28, 2018

Ninety One Global Franchise Fund
Ninety One Global Franchise Fund
Investment Objective
The Ninety One Global Franchise Fund (the “Fund”) seeks long-term capital growth.
Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus and, (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	Ninety One Global Franchise Fund A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ninety One Global Franchise Fund		I Shares	A Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.27%	0.28%
Total Annual Fund Operating Expenses		1.02%	1.28%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.17%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.85%	1.10%
[1]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ninety One Global Franchise Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	87	308	547	1,232
A Shares	681	941	1,221	2,016

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of large capitalization companies that the Adviser believes have rare and exceptional qualities that create enduring competitive advantages and strong global brands or franchises.

Under normal circumstances, the Fund invests in at least three countries, including the U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

In selecting investments to buy for the Fund, the Adviser uses a fundamental research process to seek to identify attractively valued companies with what it believes are the best combination of quality, growth and yield. The Adviser seeks to maintain a portfolio with below average risk, and may sell a stock if the investment case is no longer valid, the stock reaches its fair value or the Adviser identifies a better risk-adjusted investment opportunity.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges. If sales charges were included, the returns would be lower. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.

BEST QUARTER	WORST QUARTER
16.67%	(12.67)%
(6/30/2020)	(3/31/2020)

Average Annual Total Returns for Periods Ended December 31, 2021

This table compares the Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2021 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for A Shares will vary.

Average Annual Total Returns - Ninety One Global Franchise Fund	1 Year	Since Inception		Inception Date
I Shares	18.58%	14.36%	[1]	Dec. 11, 2017
I Shares | After Taxes on Distributions	18.54%	14.20%	[1]	Dec. 11, 2017
I Shares | After Taxes on Distributions and Sales	11.02%	11.39%	[1]	Dec. 11, 2017
A Shares	11.48%	13.16%	[2]	Sep. 28, 2018
MSCI ACWI (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))	18.54%	12.34%	[3]	Dec. 11, 2017
[1]	I Shares of the Fund were offered beginning December 11, 2017.
[2]	A Shares of the Fund were offered beginning September 28, 2018.
[3]	Index comparison begins December 11, 2017.

NINETY ONE GLOBAL ENVIRONMENT FUND
Ninety One Global Environment Fund
Investment Objective
The Ninety One Global Environment Fund (the “Fund”) seeks capital growth and long-term income.
Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus and, (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	NINETY ONE GLOBAL ENVIRONMENT FUND A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NINETY ONE GLOBAL ENVIRONMENT FUND		I Shares	A Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.99%	0.99%
Total Annual Fund Operating Expenses		1.74%	1.99%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.84%)	(0.84%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.90%	1.15%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NINETY ONE GLOBAL ENVIRONMENT FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
I Shares	92	466
A Shares	685	1,087

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from August 31, 2021 (commencement of operations) to October 31, 2021, the Fund’s portfolio turnover rate was 6%.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in “environmental companies” (as defined below). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

For purposes of the Fund’s investment policy, the Adviser considers an environmental company to be one that (i) derives at least 50% of its revenue from activities deemed by the Adviser to contribute positively to environmental change; and (ii) is involved in the process of reducing carbon dioxide emissions (a company that offers “quantifiable carbon avoided”) (an “Environmental Company”). In order to determine whether a company contributes positively to environmental change, the Adviser may consider information reported by the company or third-party information or may apply its own methodology to assess a company’s positive contribution to the environment. Such Environmental Companies are involved in activities related to the process of sustainable decarbonization, which may include, but are not limited to, (i) renewable energy in such forms as solar, wind, clean power, and smart grids and networks; (ii) electrification through electric or autonomous vehicles, batteries, heating and cooling systems, air cleaners, and industrial electrification; and (iii) resource efficiency (including land and water) in industries including manufacturing, waste management, construction, agriculture (including biological solutions), consumer products and factories. The Adviser may identify other activities or sectors that it considers qualifying as environmental activities.

The Fund may invest in companies of any market capitalization and normally invests primarily in equity securities of mid- and large capitalization U.S. and non-U.S. (including both developed and emerging market) companies. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”).

The Fund may invest a significant amount of its assets in a select geographic region or a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may also invest in China through H Shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange. The Adviser has obtained Renminbi Qualified Foreign Institutional Investor (“RQFII”) status and has been granted a license to invest in Chinese domestic securities, so it may also invest the Fund’s assets directly in Chinese domestic securities available only to foreign investors that have obtained such license.

Under normal circumstances, the Fund invests in at least three countries, including the U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

The Fund has a fundamental policy to concentrate its investments in “climate change-related industries.” The Fund considers “climate change-related industries” to include renewable energy, electrification and resource efficiency and any of their sub-industries, such as, but not limited to, solar energy, electric vehicles or waste management and businesses that service such industries.

The Fund seeks to achieve its investment objective through an integrated investment approach. The Fund may select investments pursuant to the Adviser’s proprietary screening process and its fundamental research process, and may also include information provided by third-party organizations. The Adviser’s fundamental research process assesses companies both relative to their peers and based on their own attributes. In identifying companies to be included in the Fund’s investable universe, the Adviser seeks to create an investment portfolio that accurately reflects the opportunities available for the Fund. The Adviser undertakes a bottom-up investment process involving research into companies exhibiting (i) structural growth opportunities by reviewing both short- and long-term revenue; (ii) sustainable or persistent returns; and (iii) competitive advantages relative to their peers both through (a) company factors, including technology, branding, and investments in research and development, and (b) market factors, such as pricing power, barriers to entry and consumer behaviors and preferences with respect to environmental issues. The Adviser uses this research, as well as a company’s balance sheet and discussion with management to determine a company’s suitability for inclusion in the Fund’s investable universe. In addition to potential discussions with a company’s management, the Adviser may conduct onsite due diligence visits in order to obtain information it considers necessary to determine whether a company is an environmental company.

The Adviser integrates proprietary environmental, social and governance (“ESG”) factors into the Fund’s investment process, which include the (i) inclusion of Environmental Companies with the exclusion of those with revenues from oil, gas and coal exploration and production that exceed 5%; (ii) use of both quantitative and qualitative assessment of ESG risks through proprietary scores and underlying research; and (iii) monitoring of ESG considerations as part of the review of company management. The Fund may not invest in a company if the Adviser determines that the company has any material social and/or governance risks, even if the company otherwise meets the Adviser’s environment and decarbonatization criteria. In addition, any deterioration in the ESG assessment of a held company will be factored into any decision to sell such security.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund (in alphabetical order after the first five risks) are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.

Climate Change Focused Investment Risk – Because the Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. In addition, the Fund is particularly susceptible to changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Sustainable Investment Risk – The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to ESG practices. Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or business within the same economic sector. Additionally, due to its sustainability focus, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based.

ESG Criteria Risk – Because the Fund’s ESG criteria excludes securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

RQFII Risk – The Fund intends to invest directly in A-Shares through the Adviser, who is licensed as a RQFII. If the Adviser’s RQFII license was eliminated, the Fund could be required to dispose of a portion of its A-Shares holdings. This could have a material adverse impact on the Fund’s performance and its ability to meet its investment objective.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Performance Information

The Fund commenced operations on August 31, 2021, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.

NINETY ONE INTERNATIONAL FRANCHISE FUND
Ninety One International Franchise Fund
Investment Objective
The Ninety One International Franchise Fund (the “Fund”) seeks long-term capital growth.
Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold I Shares or A Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the “Annual Fund Operating Expenses” table or the Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional, (ii) in the “Purchasing, Selling and Exchanging Fund Shares – Sales Charges” section on page 41 of this prospectus, and (iii) in the “Payments to Financial Intermediaries – Dealer Reallowances” section on page S-45 of the Fund’s Statement of Additional Information (“SAI”). Investors investing in the Fund through an intermediary should consult Appendix A - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	NINETY ONE INTERNATIONAL FRANCHISE FUND A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NINETY ONE INTERNATIONAL FRANCHISE FUND		I Shares	A Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.20%	1.20%
Total Annual Fund Operating Expenses		1.95%	2.20%
Less Fee Reductions and/or Expense Reimbursements	[2]	(1.10%)	(1.10%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.85%	1.10%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Ninety One North America, Inc. (the “Adviser” or “Ninety One NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - NINETY ONE INTERNATIONAL FRANCHISE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
I Shares	87	505
A Shares	681	1,124

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from August 31, 2021 (commencement of operations) to October 31, 2021, the Fund’s portfolio turnover rate was 0%.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of non-U.S. companies located throughout the world that the Adviser believes have rare and exceptional qualities that create enduring competitive advantages and strong international brands or franchises. Such qualities may include unique intellectual property, dominant market positions, well capitalized balance sheets, and attractive reinvestment opportunities. The Fund may invest in companies located in both developed and emerging market countries.

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.

The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”). Although the Fund may invest in securities of companies with any market capitalization, the Fund generally invests in medium and large capitalization companies. The Fund typically invests in securities of approximately 25-40 companies.

From time to time, the Fund may invest a significant amount of its assets in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may also invest in China through H Shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange.

In selecting investments to buy for the Fund, the Adviser uses a fundamental research process to seek to identify attractively valued companies that, in its opinion, represent strong long-term investment opportunities considering the company’s quality, growth and valuation. The Adviser seeks to maintain a portfolio with consistent long-term returns at below average levels of risk relative to the broader international equity market. The Adviser will consider whether to sell an investment using the same fundamental research process it uses to identify potential purchases. The Adviser may sell a security for a variety of reasons such as because it becomes overvalued or shows deteriorating fundamentals, or to invest in a company believed by the Adviser to offer superior investment opportunities.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the diversification requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code.

Depositary Receipts Risk – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Medium Capitalization Companies Risk — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Performance Information

The Fund commenced operations on August 31, 2021, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.ninetyone.com or by calling toll-free to 1-844-426-8721.